MINERAL PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 25, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
General and administrative expenses		$ 3,837	$ 3,983
Depreciation		159	151
Non refundable amount		$ 12,000
Receivable from Royalty Agreement	$ 10,000
Royalty Obligation Payable	$ 12,000
Descrption of Silver Production Royalty		Completion of the second tranche of US$12,000 increases the royalty holder’s right to an aggregate of 4% of the payable gold production and 12% of the aggregate silver production
Royalty Agreements
Statement [Line Items]
Description of royalty		Royalty Holder of US$1,500.00 per ounce of gold and US$10.00 per ounce of silver, respectively, for the life of the mine. If, in the future, spot prices exceed US$4,000.00 per ounce of gold or US$50.00 per ounce of silver, then the Group will share in 20% of the excess price for either metal. Additionally, the Group will retain a portion of the metal produced for recovery rates greater than 60% for gold and 65% for silver
Sale of mineral property interest		$ 12,000
Receiving from investor		60,000
ROU Assets
Statement [Line Items]
General and administrative expenses		105	101
Depreciation		$ 162	$ 164